MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, net beginning balance	$ 144,920	[1]	$ 122,721
Acquisition	8,606		45,086
Capitalized to aircraft improvements	(6,591)		(48)
Maintenance rights written off as end of lease income	(5,781)		1,895
Cash (receipts) payments in settlement of maintenance rights	(5,253)		2,453
Maintenance rights written off due to sale of aircraft	(41,408)		(27,187)
Maintenance rights, net at end of period	$ 94,493		$ 144,920	[1]

[1]	As restated